Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule Of Assets and Liabilities Measured At Fair Value On Recurring Basis	The fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis was determined using the following inputs:

	As of March 31, 2022
(In thousands)	Level 1	Level 2	Level 3	Fair Value
Liabilities:
Warrant liability	$—	$7,283	$—	$7,283
Total liabilities	$—	$7,283	$—	$7,283

	As of December 31, 2021
(In thousands)	Level 1	Level 2	Level 3	Fair Value
Liabilities:
Warrant liability	$—	$—	$13,701	$13,701
Total liabilities	$—	$—	$13,701	$13,701
The fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis was determined using the following inputs:

	As of December 31, 2021
(In thousands)	Level 1	Level 2	Level 3	Fair Value
Liabilities:
Warrant liability	$—	$—	$13,701	$13,701
Total liabilities	$—	$—	$13,701	$13,701

	As of December 31, 2020
(In thousands)	Level 1	Level 2	Level 3	Fair Value
Assets:
Cash equivalents:
Money market funds	$31,726	$—	$—	$31,726
Total assets	$31,726	$—	$—	$31,726

Schedule of Changes in Fair Value of Level 3 Warrants

The following table sets forth a reconciliation from the opening balances to the closing balances for Level 3 values:

(In thousands)
Balance at December 31, 2021	$13,701
Warrant liability transferred out of Level 3	(13,701)
Balance at March 31, 2022	$—

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 warrants for the year ended December 31, 2021:

(In thousands)
Balance at December 31, 2020	$—
Initial recognition of warrants	8,774
Increase in fair value of warrants	4,927
Balance at December 31, 2021	$13,701